ADVANCES FROM CLIENTS - ALBRAS AND PROINFA (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2018 BRL (R$) MW-M	Dec. 31, 2017 BRL (R$)
Schedule of position and movement of advances from clients
Balance at the beginning of the period, Current	R$ 654,853
Balance at the end of the period, Current	421,002	R$ 654,853
Balance at the beginning of the period, Non-current	519,391
Balance at the end of the period, Non-current	448,881	519,391
Balance at the beginning of the period	1,174,244
Balance at the end of the period	869,883	1,174,244
ALBRAS
ADVANCES FROM CLIENTS
Advance received towards advance purchases of electricity credits	1,200,000
Schedule of position and movement of advances from clients
Balance at the beginning of the period, Current	68,738	60,504
Gains / (Losses), Current	(5,011)	8,234
Balance at the end of the period, Current	63,727	68,738
Balance at the beginning of the period, Non-current	519,391	592,215
Amortization performed during the period, Non-current	(70,510)	(72,824)
Balance at the end of the period, Non-current	448,881	519,391
Balance at the beginning of the period	588,129	652,719
Amortization performed during the period	(70,510)	(72,824)
Gains (Losses)	(5,011)	8,234
Balance at the end of the period	R$ 512,608	588,129
ALBRAS | June 2004 to December 2006
ADVANCES FROM CLIENTS
Average MW volume supply per month | MW-M	750
Average MW volume supply per month for the advanced purchase of electricity credits | MW-M	43
ALBRAS | January 2007 to December 2024
ADVANCES FROM CLIENTS
Average MW volume supply per month | MW-M	800
Average MW volume supply per month for the advanced purchase of electricity credits | MW-M	46
PROINFA
Schedule of position and movement of advances from clients
Balance at the beginning of the period, Current	R$ 575,962
Balance at the end of the period, Current	R$ 357,275	R$ 575,962
Eletronorte | ALBRAS
ADVANCES FROM CLIENTS
Period of guaranteed electricity supply	20 years
Eletronorte | ALBRAS | June 2004 to December 2006
ADVANCES FROM CLIENTS
Average MW volume supply per month | MW-M	750
Eletronorte | ALBRAS | January 2007 to December 2024
ADVANCES FROM CLIENTS
Average MW volume supply per month | MW-M	800